Business, Going Concern and Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Planned CXAU platform-overview, description	The Company is developing products and technology solutions for global payments and the financial industry.		The Company is developing its first Fintech solution using Hashgraph digital ledger technology, or DLT, which the Company intends to be a mobile application that will convert gold into a price-stable, scalable and 100% backed by physical gold cryptocurrency asset.
Net loss	$ (2,336,961)	$ (100,923)	$ (4,023,967)	$ (1,316,356)
Working capital	2,772,777		486,315
Derivative liability				19,406
Depreciation expense	$ 499		$ 249	0
Additional impairment expenses				$ 818,422
Weighted average common shares, basic and diluted	22,853,468	151,277	15,650,460	151,277
Advertising expense
Impairment on Domain Name assets				$ 12,231
Convertible shares not included in the computation of diluted loss per share	5,741		145,712,968	4,563
Maximum [Member]
Property and Equipment estimated useful lives	10 years		10 years
Minimum [Member]
Property and Equipment estimated useful lives	3 years		3 years